Summary of Significant Accounting Policies - Schedule of Property Plant And Equipment Estimated Useful Life (Detail)	9 Months Ended
Sep. 30, 2019
Furniture and fixtures
Property plant and equipment, estimated useful life	3 years
Computer equipment and software
Property plant and equipment, estimated useful life	3 years
Capitalized Internal Use Software
Property plant and equipment, estimated useful life	3 years
Leasehold improvements
Property plant and equipment, estimated useful life	Lesser of estimated useful life or remaining lease term